Other financial income / expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other financial income / expenses
Schedule of other financial income and expense

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€5,219	€3,045	€1,614
Effect of discounting long term R&D incentives receivables	199	—	99
Currency exchange gain	11,027	1,797	8,150
Fair value gain on financial assets held at fair value through profit or loss	1,203	—	—
Gain upon sale of financial assets held at fair value through profit or loss	668	—	—
Other finance income	19	34	87
Total other financial income	18,335	4,877	9,950

Other financial expenses:
Interest expenses	(780)	(936)	(47)
Currency exchange loss	(1,174)	(29,176)	(1,453)
Other finance charges	(782)	(469)	(191)
Total other financial expense	(2,737)	(30,582)	(1,692)

Total net other financial expense (-)/ income	€15,598	€(25,705)	€8,257